PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 120,167		¥ 206,016
Accumulated depreciation and amortization	42,911		103,468
Property, equipment and software, net	77,256		102,548		$ 11,201
Depreciation and amortization expenses	26,430	$ 3,832	43,236	¥ 91,772
Impairment losses of long-lived assets	0		10,820	¥ 0
Building
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	38,464		38,464
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	9,183		15,757
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	460		36,273
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	4,178		50,951
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total property, equipment and software	¥ 67,882		¥ 64,571